CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,525,852	$ 656,187	¥ 2,157,161
Term deposits	948,390	137,504	2,815,509
Short-term investments	787,259	114,142	2,239,596
Trade receivables	834,251	120,955	831,628
Amounts due from related parties	24,798	3,595	18,196
Prepayments and other current assets	199,249	28,889	272,075
Total current assets	7,319,799	1,061,272	8,334,165
Non-current assets:
Property and equipment, net	7,290	1,057	9,865
Intangible assets, net	80,237	11,633	68,308
Goodwill	126,344	18,318	73,663
Long-term investments			19,127
Term deposits			159,393
Right-of-use assets	100,119	14,516	126,512
Other non-current assets	22,450	3,255	14,132
Total non-current assets	336,440	48,779	471,000
Total assets	7,656,239	1,110,051	8,805,165
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB295,911 and RMB512,496 as of December 31, 2021 and 2022, respectively)
Accounts payable and accrued liabilities	916,112	132,824	1,026,534
Salary and welfare payables	283,546	41,110	313,676
Taxes payable	25,975	3,766	66,184
Contract liabilities	355,626	51,561	239,757
Amounts due to related parties	24,861	3,605	83,591
Short-term lease liabilities	53,190	7,712	40,525
Other current liabilities	165,531	24,000	127,447
Total current liabilities	1,824,841	264,578	1,897,714
Non-current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB26,158 and RMB41,453 as of December 31, 2021 and 2022, respectively)
Long-term lease liabilities	43,367	6,288	82,133
Deferred tax liabilities	11,630	1,686	14,030
Other non-current liabilities	82,133	11,908	73,139
Total non-current liabilities	137,130	19,882	169,302
Total liabilities	1,961,971	284,460	2,067,016
Commitments and contingencies (See Note 17)
Shareholders' equity:
Treasury stock	(33,814)	(4,903)
Additional paid-in capital	13,615,042	1,973,996	13,350,347
Accumulated other comprehensive loss	(65,808)	(9,541)	(339,118)
Accumulated deficit	(7,861,973)	(1,139,879)	(6,280,816)
Total Zhihu Inc.'s shareholders' equity	5,653,696	819,709	6,730,654
Noncontrolling interests	40,572	5,882	7,495
Total shareholders' equity	5,694,268	825,591	6,738,149
Total liabilities and shareholders' equity	7,656,239	1,110,051	8,805,165
Class A Ordinary shares
Shareholders' equity:
Ordinary shares	234	34	226
Class B Ordinary shares
Shareholders' equity:
Ordinary shares	¥ 15	$ 2	¥ 15